Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisitions
Schedule of estimated remaining amortization expense for intangible assets acquired in connection with the acquisition

The estimated annual intangible asset amortization expense for future years ending December 31 is as follows (in thousands):

2014	$18,045
2015	9,886
2016	6,755
2017	6,419
2018	6,419
Thereafter	20,245

Total intangible assets	$67,769

Pro-forma
Acquisitions
Schedule of supplemental pro-forma information

The following unaudited pro forma information presents the consolidated results of operations of the Partnership as if the acquisitions of Basin Transload, Cascade Kelly and Alliance occurred at the beginning of each period presented, with pro forma adjustments to give effect to intercompany sales and certain other adjustments (in thousands, except per unit data):

	2012	2011
Sales	$17,875,503	$16,426,250
Net income	$14,666	$9,205
Net income per limited partner unit, basic and diluted	$0.48	$0.32

Basin Transload
Acquisitions
Schedule of allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table presents the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Assets purchased:
Accounts receivable	$2,003
Prepaid expenses	68
Property and equipment	29,112
Intangibles	26,162

Total identifiable assets purchased	57,345
Liabilities assumed:
Accounts payable	(1,326)

Total liabilities assumed	(1,326)

Net identifiable assets acquired	56,019
Noncontrolling interest	(51,000)
Goodwill	86,064

Net assets acquired	$91,083

Schedule of estimated remaining amortization expense for intangible assets acquired in connection with the acquisition

The following table presents the estimated remaining amortization expense for intangible assets acquired in connection with the acquisition (in thousands):

2014 (10/1/14-12/31/14)	$2,755
2015	2,869
Total	$5,624

The following table presents the estimated remaining amortization expense for intangible assets acquired in connection with the acquisition (in thousands):

2014	$11,200
2015	2,690

Total	$13,890

Cascade Kelly
Acquisitions
Schedule of allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table presents the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Assets purchased:
Accounts receivable	$296
Inventory	131
Prepaid expenses	96
Property and equipment	60,903

Total identifiable assets purchased	61,426
Liabilities assumed:
Accounts payable	(1,428)
Other current liabilities	(1,507)

Total liabilities assumed	(2,935)

Net identifiable assets acquired	58,491
Goodwill	35,688

Net assets acquired	$94,179